Stockholders' Equity (Share-based Compensation Expense) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 2,742,000	$ 2,962,000	$ 8,568,000	$ 5,672,000	$ 8,604,000	$ 254,000
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense					7,799,000	254,000
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense					805,000	0
Restricted Stock [Member] | General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	593,000	46,000	714,000	86,000	132,000
Restricted Stock [Member] | Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	7,000	12,000	51,000	23,000	35,000
Restricted Stock Units (RSUs) [Member] | General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	0	253,000	52,000	533,000	755,000
Restricted Stock Units (RSUs) [Member] | Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	47	0	157	0	205
Employee Stock Option [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	2,142,000	2,651,000	7,751,000	5,030,000
Employee Stock Option [Member] | General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	1,892,000	2,384,000	6,854,000	4,527,000
Employee Stock Option [Member] | Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 250,000	$ 267,000	$ 897,000	$ 503,000